Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Leases Supplemental Quantitative Information
Supplemental quantitative information related to leases includes the following:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$(1,042)	$(1,021)
Weighted average remaining lease term in years — operating leases	2.8	3.6
Weighted average discount rate — operating leases	11.0%	11.1%

Schedule of Lease Maturities of Lease Liabilities
Approximate future minimum lease payments under operating leases were as follows (in thousands):

Year Ended December 31,	Amount
2025	$916
2026	944
2027	724

Total lease payments	2,584
Less imputed interest	(347)

Total lease liabilities	2,237
Less current portion of lease liability	714

Lease liability, net of current portion	$1,523